Average Annual Total Returns - NVIT Investor Destinations Conservative Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Morningstar® Conservative Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Conservative Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Conservative Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	6.71%	4.81%	4.10%	6.95%	4.97%	4.24%	9.72%	6.19%	4.79%